Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Operational Risks HPP Baixo Lguacu [member]
IfrsStatementLineItems [Line Items]
End of term	05.31.2024
Insured amount	R$ 2,406,243
Operational Risks HPP Governador Jayme Canet Junior [member]
IfrsStatementLineItems [Line Items]
End of term	01.21.2025
Insured amount	R$ 2,316,006
Operational Risks Cutia And Bento Miguel [member]
IfrsStatementLineItems [Line Items]
End of term	03.29.2024
Insured amount	R$ 2,209,803
Named Perils [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2024
Insured amount	R$ 1,935,938
Operational Risks HPP Colider [member]
IfrsStatementLineItems [Line Items]
End of term	12.01.2024
Insured amount	R$ 1,892,320
Operational Risks Aventura E SRMN [member]
IfrsStatementLineItems [Line Items]
End of term	11.28.2024
Insured amount	R$ 1,092,864
Operational Risks Ventos de Serrado Mel II e IV [member]
IfrsStatementLineItems [Line Items]
End of term	11.28.2024
Insured amount	R$ 1,086,211
Operational Risks Brisa Potiguar [Member]
IfrsStatementLineItems [Line Items]
End of term	08.25.2024
Insured amount	R$ 1,039,962
Operational Risks Elejor [Member]
IfrsStatementLineItems [Line Items]
End of term	09.07.2024
Insured amount	R$ 901,950
Fire Company Owned And Rented Facilities [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2024
Insured amount	R$ 787,464